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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment No.: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC

Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202



Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Donald W. Hughes

Title:   Chief Financial Officer

Phone:   410-878-6800


Signature, Place, and Date of Signing:

/s/ Donald W. Hughes, Baltimore, Maryland, November 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $77,976 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

            Column 1                 Column 2     Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
--------------------------------  --------------  --------- -------- ---------------- ---------- -------- -------------------
                                                             Value   Shrs or Sh/ Put/ Investment  Other    Voting Authority
         Name of Issuer           Title of Class   CUSIP    (x$1000) Prn Amt Prn Call Discretion Managers  Sole  Shared Other
--------------------------------  --------------  --------- -------- ------- --- ---- ---------- -------- ------ ------ -----
Allied Nevada Gold Corp.          COM             019344100      433  12,100 SH       Defined    N/A      12,100
Twin Disc Inc.                    COM             901476101      320  12,000 SH       Defined    N/A      12,000
Arbitron Inc.                     COM             03875Q108      319   9,650 SH       Defined    N/A       9,650
Deltic Timber Corp.               COM             247850100      310   5,200 SH       Defined    N/A       5,200
Rovi Corporation                  COM             779376102      301   7,000 SH       Defined    N/A       7,000
Connecticut Water Service Inc.    COM             207797101      300  12,000 SH       Defined    N/A      12,000
Cepheid                           COM             15670R107      282   7,250 SH       Defined    N/A       7,250
Power Integrations Inc.           COM             739276103      256   8,350 SH       Defined    N/A       8,350
Universal Display Corp.           COM             91347P105      242   5,050 SH       Defined    N/A       5,050
ADTRAN Inc.                       COM             00738A106      239   9,050 SH       Defined    N/A       9,050
Monotype Imaging Holdings, Inc.   COM             61022P100      224  18,500 SH       Defined    N/A      18,500
Synaptics Inc.                    COM             87157D109      215   9,000 SH       Defined    N/A       9,000
Sourcefire Inc.                   COM             83616T108      206   7,700 SH       Defined    N/A       7,700
DTS Inc.                          COM             23335C101      204   8,200 SH       Defined    N/A       8,200
Genomic Health, Inc.              COM             37244C101      195   8,850 SH       Defined    N/A       8,850
FEI Co.                           COM             30241L109      186   6,200 SH       Defined    N/A       6,200
Plantronics, Inc.                 COM             727493108      174   6,100 SH       Defined    N/A       6,100
Texas Pacific Land Trust          SUB CTF PROP    882610108      164   4,500 SH       Defined    N/A       4,500
Digital River Inc.                COM             25388B104      161   7,750 SH       Defined    N/A       7,750
DigitalGlobe, Inc.                COM NEW         25389M877      154   7,950 SH       Defined    N/A       7,950
Valmont Industries, Inc.          COM             920253101      152   1,950 SH       Defined    N/A       1,950
US Gold Corporation               COM PAR $       912023207      148  36,800 SH       Defined    N/A      36,800
Conceptus Inc.                    COM             206016107      142  13,600 SH       Defined    N/A      13,600
Regis Corp                        COM             758932107      141  10,000 SH       Defined    N/A      10,000
Acuity Brands, Inc.               COM             00508Y102      139   3,850 SH       Defined    N/A       3,850
Vishay Precision Group, Inc.      COM             92835K103      138  10,500 SH       Defined    N/A      10,500
Thompson Creek Metals Co Inc.     COM             884768102      138  11,011 SH       Defined    N/A      11,011
Procera Networks, Inc.            COM NEW         74269U203      133  13,900 SH       Defined    N/A      13,900
Logmein Inc.                      COM             54142L109      131   3,950 SH       Defined    N/A       3,950
Starwood Property Trust, Inc.     COM             85571B105      125   7,300 SH       Defined    N/A       7,300
Federal Mogul Corp.               COM             313549404      124   8,400 SH       Defined    N/A       8,400
Cloud Peak Energy Inc.            COM             18911Q102      119   7,050 SH       Defined    N/A       7,050
Digimarc Corp                     COM             25381B101      114   4,500 SH       Defined    N/A       4,500
Cavium Networks, Inc.             COM             14965A101      113   4,200 SH       Defined    N/A       4,200
Acacia Research Corp              COM             003881307      113   3,150 SH       Defined    N/A       3,150
General Cable Corp.               COM             369300108      113   4,850 SH       Defined    N/A       4,850
Apogee Enterprises, Inc.          COM             037598109      109  12,700 SH       Defined    N/A      12,700
Goodrich Petroleum Corp.          COM             382410405      100   8,500 SH       Defined    N/A       8,500
Avanir Pharmaceuticals            CL A NEW        05348P401       98  34,400 SH       Defined    N/A      34,400
Nymox Pharmaceutical Corporation  COM             67076P102       97  11,800 SH       Defined    N/A      11,800
LivePerson Inc.                   COM             538146101       96   9,600 SH       Defined    N/A       9,600
MDC Partners Inc.                 CL A            552697104       92   6,900 SH       Defined    N/A       6,900
Isis Pharmaceuticals, Inc.        COM             464330109       89  13,100 SH       Defined    N/A      13,100

          Column 1                Column 2     Column 3  Column 4      Column 5        Column 6  Column 7        Column 8
------------------------------ --------------  --------- -------- ------------------- ---------- -------- -----------------------
                                                          Value    Shrs or   Sh/ Put/ Investment  Other      Voting Authority
       Name of Issuer          Title of Class   CUSIP    (x$1000)  Prn Amt   Prn Call Discretion Managers    Sole    Shared Other
------------------------------ --------------  --------- -------- ---------- --- ---- ---------- -------- ---------- ------ -----
Global Power Equipment Group
  Inc.                         COM PAR $       37941P207       86      3,700 SH       Defined    N/A           3,700
Powersecure International,
  Inc.                         COM             73936N105       86     18,200 SH       Defined    N/A          18,200
Saia, Inc.                     COM             78709Y105       85      8,050 SH       Defined    N/A           8,050
Vitran Corp Inc.               COM             92850E107       85     21,400 SH       Defined    N/A          21,400
OCZ Technology Group Inc.      COM             67086E303       82     17,000 SH       Defined    N/A          17,000
Enernoc Inc.                   COM             292764107       82      9,120 SH       Defined    N/A           9,120
Colony Financial Inc.          COM             19624R106       81      6,300 SH       Defined    N/A           6,300
Peregrine Pharmaceuticals Inc. COM NEW         713661304       79     33,500 SH       Defined    N/A          33,500
Ciena Corp                     COM             171779309       78      7,000 SH       Defined    N/A           7,000
Concur Technologies Inc        COM             206708109       78      2,100 SH       Defined    N/A           2,100
Points International Ltd.      COM NEW         730843208       77      7,900 SH       Defined    N/A           7,900
Active Power Inc.              COM             00504W100       77     60,000 SH       Defined    N/A          60,000
Gibraltar Industries, Inc.     COM             374689107       76      9,300 SH       Defined    N/A           9,300
Japan Smaller Capitalization
  Fund Inc.                    COM             47109U104       75     10,000 SH       Defined    N/A          10,000
Petroleum Development
  Corporation                  COM             716578109       74      3,800 SH       Defined    N/A           3,800
Sangamo Biosciences, Inc.      COM             800677106       70     16,200 SH       Defined    N/A          16,200
Zix Corp                       COM             98974P100       69     26,000 SH       Defined    N/A          26,000
Clean Energy Fuels Corp.       COM             184499101       67      6,000 SH       Defined    N/A           6,000
Stec Inc.                      COM             784774101       65      6,400 SH       Defined    N/A           6,400
Maxlinear Inc.                 CL A            57776J100       61      9,400 SH       Defined    N/A           9,400
Hyperdynamics Corp             COM             448954107       60     16,300 SH       Defined    N/A          16,300
Gran Tierra Energy Inc         COM             38500T101       49     10,300 SH       Defined    N/A          10,300
NCI Building Systems Inc.      COM NEW         628852204       48      6,400 SH       Defined    N/A           6,400
Prolor Biotech Inc.            COM             74344F106       47     11,500 SH       Defined    N/A          11,500
Oncogenex Pharmaceuticals Inc. COM             68230A106       40      4,100 SH       Defined    N/A           4,100
FX Energy Inc.                 COM             302695101       39      9,500 SH       Defined    N/A           9,500
Lexicon Pharmaceuticals, Inc.  COM             528872104       39     42,600 SH       Defined    N/A          42,600
NeurogesX, Inc.                COM             641252101       23     25,301 SH       Defined    N/A          25,301
Visteon Corp                   COM NEW         92839U206        3      2,700 SH       Defined    N/A           2,700
Princeton Review Inc.          COM             742352107        3     19,000 SH       Defined    N/A          19,000
AtriCure, Inc.                 COM             04963C209    8,962    920,132 SH       Defined    N/A         920,132
National American University
  Holdings, Inc.               COM             63245Q105   14,316  1,999,449 SH       Defined    N/A       1,999,449
CIBT Education Group           COM             17163Y102    3,268 10,894,558 SH       Defined    N/A      10,894,558
Primo Water Corporation        COM             74165N105    3,345    593,042 SH       Defined    N/A         593,042
RealPage, Inc.                 COM             75606N109   38,552  1,885,162 SH       Defined    N/A       1,885,162